Debt - Department of Energy Loan Guarantee (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 22, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 20, 2014 USD ($) note
Debt
Repayments of long-term debt	$ 1,334,368,000	$ 523,691,000	$ 201,354,000
Vogtle Units No. 3 & No. 4
Debt
Guarantee obligations, maximum exposure received					$ 1,104,000,000
Long-term debt
Debt
Ownership interests voting required to continue construction (as a percent)	90.00%
Long-term debt | Department of Energy guarantee
Debt
Aggregate borrowings including capitalized interest	$ 3,633,348,382
Long-term debt | FFB
Debt
Number of future advance promissory notes | note						2
Maximum borrowing capacity				$ 1,619,679,706		$ 3,057,069,461
Aggregate borrowings including capitalized interest	620,000,000
Maximum borrowing capacity designated for capitalized interest	43,721,079					335,471,604
Eligible project costs, percent				70.00%
Repayments of long-term debt	$ 79,100,000
Long-term debt | FFB | Vogtle Units No. 3 & No. 4
Debt
Term of debt	5 years
Period of cessation of construction activities which would result in prepayment of outstanding principal	12 months
Period of failure to fund operation and maintenance expenses which would result in prepayment of outstanding principal	12 months
Long-term debt | FFB | Maximum
Debt
Aggregate borrowings including capitalized interest						$ 3,057,069,461
Long-term debt | FFB | Department of Energy guarantee | Services Agreement
Debt
Guarantee obligations, maximum exposure received				$ 4,676,749,167
Long-term debt | FFB | US Treasury Securities, Current Yield
Debt
Spread on variable rate (as a percent)	0.375%